SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Cash	$ 444,879	$ 1,227,654	$ 2,129,801
Operating lease liability		79,358
Operating lease cost		373,745
Operating Lease, Liability, Noncurrent	294,387	294,387
Increase Decrease In Operting Lease Assets		71,049
Total asset of the leases		373,745
Operating Lease	302,695	302,695
Amortization of the lease		71,049
Reserve for returns	$ 0	$ 0
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years	10 years